Document and Entity Information	Sep. 17, 2019
Cover [Abstract]
Entity Registrant Name	PATRICK INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000076605
Document Type	8-K
Document Period End Date	Sep. 17, 2019
Entity Incorporation State Country Code	IN
Entity File Number	000-03922
Entity Tax Identification Number	35-1057796
Entity Address, Address Line One	107 W. Franklin Street
Entity Address, Address Line Two	P.O. Box 638
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46515
City Area Code	(574)
Local Phone Number	294-7511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	PATK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false